United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Global Allocation Fund
(formerly, Federatd Asset Allocation Fund)
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	32.3%
International Equity Securities	26.9%
Corporate Debt Securities	8.6%
Foreign Debt Securities	7.0%
U.S. Treasury and Agency Securities	2.5%
Asset-Backed Securities	1.1%
Trade Finance Agreements	1.1%
Mortgage-Backed Securities[3]	0.1%
Municipal Securities[4]	0.0%
Floating Rate Loan[4]	0.0%
Purchased Put Option[4]	0.0%
Derivative Contracts[5]	0.7%
Cash Equivalents[6]	19.6%
Other Assets and Liabilities—Net[7]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2013, the Fund's sector composition8 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	22.3%
Consumer Discretionary	16.9%
Information Technology	13.2%
Health Care	11.8%
Industrials	9.9%
Energy	9.5%
Consumer Staples	7.9%
Materials	3.5%
Telecommunication Services	2.9%
Utilities	2.1%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—49.9%
		Consumer Discretionary—8.4%
633		Allison Transmission Holdings, Inc.	$15,065
500	[1]	AutoZone, Inc.	204,415
1,600	[1]	Bed Bath & Beyond, Inc.	109,200
5,100		Best Buy Co., Inc.	140,505
700	[1]	BorgWarner, Inc.	56,749
5,300		Bridgestone Corp.	170,685
23,370		Burberry Group PLC	509,359
17,500		CBS Corp., Class B	866,250
788	[1]	CST Brands, Inc.	23,947
25,500		Comcast Corp., Class A	1,023,825
6,789		Compagnie Financiere Richemont SA, Class A	596,723
4,096		Continental AG	540,342
14,791	[1]	DISH Network Corp., Class A	570,045
21,000		Daihatsu Motor Co. Ltd.	445,981
3,800	[1]	Dollar Tree, Inc.	182,552
6,695		Dollarama, Inc.	469,667
12,070		Flight Centre Ltd.	450,878
144,400		Ford Motor Co.	2,264,192
77,000		Fuji Heavy Industries	1,729,193
1,100		Gannett Co., Inc.	23,650
1,200		Gap (The), Inc.	48,660
56,300	[1]	Goodyear Tire & Rubber Co.	852,382
32,700		Home Depot, Inc.	2,572,182
235,314		ITV PLC	467,008
8,980		InterContinental Hotels Group PLC	258,781
38,000		Isuzu Motors Ltd.	283,674
7,400		Lear Corp.	443,852
6,960	[1]	Liberty Media Corp.	869,026
1,460	[1]	Liberty Ventures, Series A	119,092
6,700		Luxottica Group S.p.A	343,514
2,400		Macy's, Inc.	116,016
8,556		Magna International, Inc.	570,593
19,172	[1]	Michael Kors Holdings Ltd.	1,204,385
10,000	[1]	Mohawk Industries, Inc.	1,111,700
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
600	[1]	NVR, Inc.	$589,986
6,166		Next PLC	430,467
4,557		Nokian Renkaat Oyj	190,149
5,300		PetSmart, Inc.	357,750
4,800	[1]	Pulte Group, Inc.	103,632
43,306		Reed Elsevier PLC	485,204
9,600		Ross Stores, Inc.	617,280
1,962	[1]	Sears Hometown and Outlet Stores, Inc.	109,126
3,000		Sekisui House Ltd.	38,715
121,500	[1]	Sirius XM Radio, Inc.	422,820
6,057	[1]	Starz - Liberty Capital	139,796
1,224		Swatch Group AG, Class B	694,850
50,300		TJX Cos., Inc.	2,545,683
7,200	[1]	TRW Automotive Holdings Corp.	456,120
20,600		Target Corp.	1,431,700
8,113		Thor Industries, Inc.	346,506
10,119		Time Warner Cable, Inc.	966,466
1,800		Toyota Motor Corp.	106,178
51,272		Tui Travel PLC	275,518
3,800		USS Co. Ltd.	438,957
1,298		Volkswagen AG	278,268
19,400		Walt Disney Co.	1,223,752
1,300		Whirlpool Corp.	166,088
10,202		Whitbread PLC	442,216
		TOTAL	32,511,315
		Consumer Staples—3.9%
3,600		Alimentation Couche-Tard, Inc., Class B	201,399
2,100		Archer-Daniels-Midland Co.	67,683
5,207		Beiersdorf AG	470,350
6,150		Brown-Forman Corp., Class B	423,243
31,200		CVS Corp.	1,796,496
4,540		Coca-Cola Enterprises, Inc.	168,706
8,200	[1]	Constellation Brands, Inc., Class A	434,682
19,185		Hillshire Brands Co.	664,568
2,300		Hormel Foods Corp.	91,586
48,100		Japan Tobacco, Inc.	1,629,129
32,710		Koninklijke Ahold NV	528,475
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
57,669		Mondelez International, Inc.	$1,698,929
2,835	[1]	Monster Beverage Corp.	154,763
5,324		Nestle SA	351,314
29,000		Nippon Meat Packers	407,368
6,315		PepsiCo, Inc.	510,063
14,750		Philip Morris International, Inc.	1,340,923
60,760		Sainsbury (J) PLC	345,004
3,700	[1]	Smithfield Foods, Inc.	121,878
10,399		Suedzucker AG	353,560
20,857		Tate & Lyle	258,243
3,896		The Coca-Cola Co.	155,801
29,100		Tyson Foods, Inc., Class A	727,500
40,600		Whole Foods Market, Inc.	2,105,516
31,147		William Morrison Supermarkets	128,922
		TOTAL	15,136,101
		Energy—4.7%
4,136		Aker Solutions ASA	61,149
31,448		Amec PLC	487,885
21,800		Anadarko Petroleum Corp.	1,906,846
80,017		BG Group PLC	1,456,298
5,279		BP PLC	37,786
7,528		Caltex Australia	160,423
13,600		Chevron Corp.	1,669,400
11,788		ConocoPhillips	723,076
2,700		Devon Energy Corp.	153,495
719		ENI S.p.A	16,258
20,700		Exxon Mobil Corp.	1,872,729
40,300		Halliburton Co.	1,686,555
5,400		Helmerich & Payne, Inc.	333,396
2,300		HollyFrontier Corp.	113,850
10,900		Husky Energy, Inc.	307,944
3,900		Idemitsu Kosan Co. Ltd.	317,210
13,100		Marathon Oil Corp.	450,509
676		Marathon Petroleum Corp.	55,770
3,900		Murphy Oil Corp.	246,948
1,200		National-Oilwell, Inc.	84,360
1,600		Noble Energy, Inc.	92,240
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
538		OMV AG	$24,646
23,930		Occidental Petroleum Corp.	2,203,235
7,100		Oceaneering International, Inc.	514,608
74,703		Petroleum Geo-Services ASA	1,104,159
2,426		Phillips 66	161,499
8,403		Royal Dutch Shell PLC, Class B	290,312
800		Schlumberger Ltd.	58,424
483		SeaDrill Ltd.	19,591
18,500		Suncor Energy, Inc.	561,201
3,069	[1]	Tenaris SA	64,638
48,000		TonenGeneral Sekiyu KK	472,967
2,557		Total SA	126,823
7,100		Valero Energy Corp.	288,473
3,400		Williams Companies, Inc.	119,612
		TOTAL	18,244,315
		Financials—11.1%
5,496		AGEAS	200,026
20,055		AXA	403,945
71,515		Aberdeen Asset Management PLC	499,571
10,300		Aflac, Inc.	573,607
2,298		Allianz SE	355,144
44,800		Allstate Corp.	2,161,152
3,735		American Tower Corp.	290,732
12,300		Assurant, Inc.	611,802
11,237		Australia & New Zealand Banking Group, Melbourne	293,078
3,200		Axis Capital Holdings Ltd.	139,392
5,196		BNP Paribas SA	302,868
125,500		BOC Hong Kong (Holdings) Ltd.	416,095
83,551		Banco Santander, S.A.	600,206
2,727	[1]	Bank Hapoalim Ltd.	12,591
56,860	[1]	Bank Leumi Le-Israel	197,831
1,415		Bank of Nova Scotia	80,580
5,103	[1]	Berkshire Hathaway, Inc., Class B	582,099
11,600		BioMed Realty Trust, Inc.	242,788
55,388		British Land Co.	506,528
18,900		CBOE Holdings, Inc.	758,646
4,767		CNP Assurances	71,427
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
7,300		Canadian Imperial Bank of Commerce	$551,681
38,000		Capitacommercial Trust	45,569
73,500		CapitalSource, Inc.	691,635
9,100		Citigroup, Inc.	473,109
67,140		Credit Suisse Group AG	1,991,257
21,461		DDR Corp.	374,709
16		Dai-ichi Life Insurance Co., Ltd.	21,994
1,000		Daito Trust Construction Co.	93,211
23,000		Daiwa House Industry Co. Ltd.	431,774
2,300		Digital Realty Trust, Inc.	140,093
41,200		Discover Financial Services	1,953,292
1,581		Erste Group Bank AG	50,164
800		Everest Re Group Ltd.	103,688
7,000		Extra Space Storage, Inc.	293,230
23,300		Fifth Third Bancorp	424,060
81,000		Fukuoka Financial Group, Inc.	329,722
7,100	[1]	Genworth Financial, Inc., Class A	76,751
900		Goldman Sachs Group, Inc.	145,872
24,977		HSBC Holdings PLC	273,597
5,562		Hannover Rueckversicherung SE	419,847
32,459		Hargreaves Lansdown PLC	470,468
16,100		Hartford Financial Services Group, Inc.	493,143
3,500		Home Properties, Inc.	212,695
38,800		Huntington Bancshares, Inc.	300,700
199,508	[1]	ING Groep N.V.	1,865,278
81,834		Insurance Australia Group Ltd.	441,534
46,851		Interactive Brokers Group, Inc., Class A	738,840
17,400		Investor AB, Class B	498,617
62,900		J.P. Morgan Chase & Co.	3,433,711
51		Japan Prime Realty Investment Corp.	159,102
96		Japan Retail Fund Investment Corp.	181,582
192,242		Legal & General Group PLC	520,484
41,829		Lend Lease Corp. Ltd.	398,320
22,200		Lincoln National Corp.	791,652
68,234		Link REIT	350,771
9,200		MetLife, Inc.	406,732
116,000		Mizuho Financial Group, Inc.	219,484
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,959		Muenchener Rueckversicherungs-Gesellschaft AG - REG	$553,915
111,749		Natixis	525,586
41		Nomura Real Estate Office Fund, Inc.	232,936
7,100		Old Republic International Corp.	96,631
35,150		Orix Corp.	462,088
686		Partners Group Holding AG	174,308
3,100		Plum Creek Timber Co., Inc.	147,870
4,433		Pohjola Bank PLC, Class A	72,268
4,400		Post Properties, Inc.	210,320
4,000		ProLogis, Inc.	161,200
5,941		Prudential Corp. PLC	100,128
402		Raiffeisen Bank International AG	13,564
5,006		Reinsurance Group of America, Inc.	329,845
3,600		RenaissanceRe Holdings Ltd.	309,456
12,300		Royal Bank of Canada, Montreal	729,992
5,470	[1]	Royal Bank of Scotland PLC, Edinburgh	27,345
2,400		SEI Investments Co.	73,464
1,800		SL Green Realty Corp.	156,564
36,200		SLM Holding Corp.	859,388
13,521		Schroders PLC	479,924
2,300		Simon Property Group, Inc.	382,812
34,000		Sino Land Co.	50,025
34,318		Standard Life PLC	201,788
31,100	[1]	Strategic Hotels & Resorts, Inc.	250,044
11,300		Sumitomo Mitsui Financial Group, Inc.	442,315
24,700	[1]	Sunstone Hotel Investors, Inc.	297,882
5,900		SunTrust Banks, Inc.	189,331
87,400		Synovus Financial Corp.	239,476
12,890	[1]	The Carlyle Group LP	375,872
9,000		Tokyu Land Corp.	81,765
43,000		United Overseas Land Ltd.	226,736
16,500		Waddell & Reed Financial, Inc., Class A	759,660
100,400		Wells Fargo & Co.	4,071,220
		TOTAL	42,954,194
		Health Care—5.9%
4,873		Amgen, Inc.	489,883
4,890	[1]	Actelion Ltd.	292,215
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
4,800		Aetna, Inc.	$289,824
13,700		AmerisourceBergen Corp.	740,896
9,900		Astellas Pharma, Inc.	506,091
13,538		AstraZeneca PLC	690,634
961		Bayer AG	103,374
5,600		Becton, Dickinson & Co.	552,272
700	[1]	Biogen Idec, Inc.	166,243
2,800	[1]	BioMarin Pharmaceutical, Inc.	175,560
9,081		CSL Ltd.	514,798
5,528		Celesio AG	114,266
600	[1]	Cerner Corp.	58,968
5,444		Cochlear Ltd.	335,073
1,100		Coloplast, Class B	62,555
1,800		Cooper Cos., Inc.	203,418
18,700	[1]	Forest Laboratories, Inc., Class A	743,325
1,014,200	[1]	Genomma Lab Internacional SA	2,150,907
36,900	[1]	Gilead Sciences, Inc.	2,010,312
18,700		Johnson & Johnson	1,574,166
16,200		Lilly (Eli) & Co.	861,192
7,408		McKesson Corp.	843,475
6,700		Merck & Co., Inc.	312,890
2,291		Novartis AG - REG	164,163
1,875		Novo Nordisk A/S, Class B	301,013
700	[1]	Onyx Pharmaceuticals, Inc.	66,815
799		Orion Oyj	19,647
129,722		Pfizer, Inc.	3,532,330
3,664		Ramsay Health Care Ltd.	120,847
900	[1]	Regeneron Pharmaceuticals, Inc.	217,683
7,300		ResMed, Inc.	350,400
4,397		Roche Holding AG-GENUSSCHEIN	1,087,995
500	[1]	Salix Pharmaceuticals Ltd.	30,335
112		Sanofi	11,779
41,200		Sanofi ADR	2,187,308
11,800		Takeda Pharmaceutical Co. Ltd.	522,380
5,235		UnitedHealth Group, Inc.	327,868
		TOTAL	22,732,900
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—5.0%
55		3M Co.	$6,065
1,499		ACS Actividades de Constuccion y Servicios, S.A.	41,938
7,200	[1]	Aecom Technology Corp.	221,688
1,342,000		Air China	1,090,752
57,428		Balfour Beatty PLC	201,592
74,400		Bombardier, Inc., Class B	337,285
8,263		Bouygues SA	217,650
1,895		Canadian National Railway, Co.	192,306
5,900		Chicago Bridge & Iron Co., N.V.	373,470
200	[1]	Copart, Inc.	6,878
4,100		DSV, De Sammensluttede Vognmad AS	98,236
25,400		Danaher Corp.	1,570,228
15,263		Deutsche Post AG	385,197
1,900		Dover Corp.	148,675
700		Dun & Bradstreet Corp.	68,698
900		Emerson Electric Co.	51,714
3,549	[1]	Engility Holdings, Inc.	90,748
15,800		FedEx Corp.	1,522,172
4,600		Fluor Corp.	290,766
55,700	[1]	Fortune Brands Home & Security, Inc.	2,354,996
41,035		General Electric Co.	956,936
2,598		Huntington Ingalls Industries, Inc.	143,462
600	[1]	IHS, Inc., Class A	63,078
12,190		ITT Corp.	367,528
3,300		Ingersoll-Rand PLC	189,849
21,000		Itochu Corp.	260,661
608		Kone Corp. OYJ, Class B	53,449
3,300		L-3 Communications Holdings, Inc.	280,797
5,200		Lennox International, Inc.	332,748
1,000		Lincoln Electric Holdings	59,800
3,300		Lockheed Martin Corp.	349,239
80,301	[1]	MRC Global, Inc.	2,279,745
40,000		Marubeni Corp.	277,412
15,000		Masco Corp.	315,300
9,600		Northrop Grumman Corp.	790,944
6,900	[1]	OshKosh Truck Corp.	274,758
500		Parker-Hannifin Corp.	49,880
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,600		Pitney Bowes, Inc.	$23,488
10,707		Randstad Holdings N.V.	454,298
4,100		Raytheon Co.	273,224
3,447		Societe BIC SA	366,670
105,788		Sydney Airpot	368,382
2,000	[1]	Terex Corp.	71,740
984		The ADT Corp.	39,941
12,400		Toro Co.	590,984
500		Toyota Tsusho Corp.	13,249
1,200		Tyco International Ltd.	40,572
300		Union Pacific Corp.	46,386
2,600	[1]	Verisk Analytics, Inc.	152,932
1,300		W. W. Grainger, Inc.	334,672
1,300		Waste Connections, Inc.	52,312
		TOTAL	19,145,490
		Information Technology—6.6%
2,200	[1]	AOL, Inc.	76,252
625		ASML Holding N.V.	51,535
2,657		Accenture PLC	218,166
12,000	[1]	Alliance Data Systems Corp.	2,125,080
2,853		Apple, Inc.	1,282,937
1,400	[1]	Autodesk, Inc.	52,822
1,000	[1]	BMC Software, Inc.	45,295
11,243	[1]	Brocade Communications Systems, Inc.	61,050
7,800		CA, Inc.	213,018
15,700		Cisco Systems, Inc.	378,056
4,100		Computer Sciences Corp.	182,901
2,295	[1]	CoreLogic, Inc.	60,129
1,200	[1]	Cree, Inc.	74,820
400		Dell, Inc.	5,340
36,000	[1]	EMC Corp. Mass	891,360
34,900	[1]	eBay, Inc.	1,888,090
600	[1]	F5 Networks, Inc.	49,926
700	[1]	Gartner Group, Inc., Class A	39,627
2,600	[1]	Google, Inc.	2,263,066
1,500		Hewlett-Packard Co.	36,630
9,300		Intel Corp.	225,804
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
7,892		International Business Machines Corp.	$1,641,694
35,900	[1]	LSI Logic Corp.	265,660
1,700		Mastercard, Inc., Class A	969,425
1,600		Maxim Integrated Products, Inc.	47,184
58,918		Microsoft Corp.	2,055,060
14,100		NVIDIA Corp.	204,309
40,581	[1]	NXP Semiconductors NV	1,251,924
64,720		Oracle Corp.	2,184,947
2,900		Otsuka Corp.	269,114
2,804	[1]	Palo Alto Networks, Inc.	136,050
20,600		Qualcomm, Inc.	1,307,688
3,600	[1]	Research in Motion Ltd.	50,176
1,686		STMicroelectronics N.V.	15,579
1,187		Samsung Electronics Co.	1,600,758
1,200	[1]	Solarwinds, Inc.	50,580
17,180	[1]	Symantec Corp.	384,660
38,100	[1]	Teradyne, Inc.	683,514
6,800	[1]	VMware, Inc., Class A	483,616
27,822	[1]	Vantiv, Inc.	740,344
4,600	[1]	Verisign, Inc.	216,384
10,700		Western Digital Corp.	677,524
32	[1]	Workday, Inc.	2,055
		TOTAL	25,460,149
		Materials—1.8%
8,527		Admiral Group PLC	172,767
4,400		Agrium, Inc.	406,833
23,868		Boliden AB	341,008
25,300		Eagle Materials, Inc.	1,865,875
23,881		Fortescue Metals Group Ltd.	75,661
14,005		Fresnillo PLC	244,536
85,038		Glencore Xstrata PLC	414,603
200		International Paper Co.	9,230
48,038		James Hardie Industries NV	453,847
2,656,155	[1]	Kenmare Resources PLC	1,231,572
755		Koninklijke DSM NV	49,153
181		Lanxess	13,466
1,459		LyondellBasell Industries NV, Class A	97,242
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
1,600		Monsanto Co.	$161,024
5,500		Nitto Denko Corp.	328,369
8,800		Potash Corp. of Saskatchewan, Inc.	372,202
880		Rio Tinto PLC	37,969
1,336		Syngenta AG	524,252
453		Yara International ASA	20,292
		TOTAL	6,819,901
		Telecommunication Services—1.4%
13,358		Belgacom	295,519
51,564		France Telecom SA	523,936
328,095	[1]	HKT Trust and HKT Ltd.	384,264
3,200		KDDI Corp.	144,622
6,075		Millicom International Cellular S.A.	486,543
11,200		Nippon Telegraph and Telephone Corp.	552,072
124,000		StarHub Ltd.	389,348
43,066		Telefonica SA	589,804
13,225		Telenor ASA	276,766
38,700		Verizon Communications	1,876,176
27,567		Vodafone Group PLC	79,888
		TOTAL	5,598,938
		Utilities—1.1%
3,300		Aqua America, Inc.	102,597
43,000		CMS Energy Corp.	1,158,850
7,400		Chubu Electric Power Co., Inc.	96,072
22,327		Electricite De France	504,549
25,448		GDF Suez	513,275
15,000		Hong Kong Electric Holdings Ltd.	130,779
1,800		ITC Holdings Corp.	155,826
19,281		NV Energy, Inc.	451,947
2,200		National Fuel Gas Co.	134,640
32,635		Suez Environnement SA	416,415
104,574		Terna S.p.A	464,023
		TOTAL	4,128,973
		TOTAL COMMON STOCKS (IDENTIFIED COST $159,046,397)	192,732,276
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Commercial Mortgage-Backed SecuritY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
$400,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $401,661)	$395,430
		Asset-Backed Security—0.0%
100,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019 (IDENTIFIED COST $99,988)	98,907
		Collateralized Mortgage Obligations—1.0%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	825,299
500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	526,098
265,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	284,705
200,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	214,167
275,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	301,595
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.252%, 2/12/2051	117,227
100,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.093%, 12/12/2049	116,662
700,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	732,409
1,093	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.00%, 1/28/2027	1,006
475,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	499,372
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	55,077
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,520,586)	3,673,617
		Corporate Bonds—1.9%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	58,387
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,674
		TOTAL	76,061
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	113,657
150,000	[2,3]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 4.100%, 05/01/2023	143,092
		TOTAL	256,749
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	38,740
150,000	[1,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	38,740
		Capital Goods - Aerospace & Defense—0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	54,069
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—0.1%
$100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	$119,662
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	83,250
		TOTAL	202,912
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	127,858
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,030
		TOTAL	158,888
		Communications - Media & Cable—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,814
		Communications - Media Noncable—0.0%
100,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	99,525
		Communications - Telecom Wireless—0.0%
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	97,048
		Communications - Telecom Wirelines—0.0%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,200
		Consumer Cyclical - Automotive—0.1%
2,300,000		BMW Finance N.V., Series EMTN, 3.500%, 07/17/2015	403,729
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	52,768
		TOTAL	456,497
		Consumer Cyclical - Retailers—0.1%
152,259	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	168,857
		Consumer Non-Cyclical - Food/Beverage—0.0%
90,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	94,847
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	25,332
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	32,921
		Energy - Independent—0.1%
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	112,500
80,000		Petroleos Mexicanos, Company Guarantee, 4.875%, 03/15/2015	84,760
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	29,181
		TOTAL	226,441
		Energy - Integrated—0.0%
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	105,696
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	45,093
		TOTAL	150,789
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Energy - Oil Field Services—0.0%
$50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	$59,105
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	33,929
		Financial Institution - Banking—0.1%
100,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	103,875
2,000		Citigroup, Inc., Sr. Unsecd. Note, 5.125%, 5/05/2014	2,079
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	62,576
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,741
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	57,457
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 5/01/2023	47,677
223,103	[2,3]	Regional Diversified Funding, Series 144A, 9.250%, 3/15/2030	154,820
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	49,481
		TOTAL	483,706
		Financial Institution - Brokerage—0.1%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	34,399
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	120,650
30,000		Nuveen Investments, Sr. Unsecd. Note, 5.500%, 9/15/2015	30,300
		TOTAL	185,349
		Financial Institution - Finance Noncaptive—0.4%
184,000		American Express Co., 2.650%, 12/02/2022	177,001
830,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 01/18/2016	1,367,748
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	37,561
		TOTAL	1,582,310
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	58,090
		Financial Institution - Insurance - Life—0.2%
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,087
750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	883,943
		TOTAL	900,030
		Financial Institution - Insurance - P&C—0.1%
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	55,275
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 3/15/2014	103,165
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	$44,476
		TOTAL	202,916
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	51,695
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	45,657
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	108,130
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,910
20,000		ProLogis, Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	21,672
		TOTAL	274,064
		Foreign-Local-Government—0.1%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	67,812
340,000		Queensland Treasury Corp., 4.000%, 06/21/2019	329,915
		TOTAL	397,727
		Municipal Services—0.1%
140,000	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	144,326
100,000	[2,3]	Camp Pendleton & Quantico, Series 144A, 5.572%, 10/01/2050	103,291
		TOTAL	247,617
		Technology—0.1%
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	124,701
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,436
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	52,499
		TOTAL	243,636
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	58,384
		Transportation - Services—0.0%
75,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	89,109
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	78,885
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	56,288
60,000	[2,3]	Electricite De France SA, Series 144A, 5.500%, 01/26/2014	61,913
49,597	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	54,053
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	63,505
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	Corporate Bonds—continued
	Utility - Electric—continued
$40,000	Progress Energy, Inc., 7.050%, 03/15/2019	$49,994
	TOTAL	364,638
	TOTAL CORPORATE BONDS (IDENTIFIED COST $7,106,931)	7,362,300
	FOREIGN GOVERNMENTS/AGENCIES—3.8%
	Sovereign—3.8%
940,000	Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	1,245,121
670,000	Bonos Y Oblig Del Estado, Bond, 3.150%, 01/31/2016	885,765
300,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	392,689
660,000	Buoni Poliennali Del Tes, 2.750%, 12/01/2015	874,288
900,000	Buoni Poliennali Del Tes, 3.750%, 08/01/2016	1,221,759
900,000	Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	1,224,941
700,000	Canada, Government of, Bond, 4.000%, 06/01/2016	729,472
400,000	France, Government of, Bond, 3.500%, 04/25/2026	578,295
157,000,000	Japan, Government of, Series 105, 0.200%, 06/20/2017	1,557,453
183,000,000	Japan, Government of, Series 324, 0.100%, 01/15/2015	1,820,919
88,000,000	Japan, Government of, Series 327, 0.800%, 12/20/2022	873,197
78,000,000	Japan, Government of, Series 85, 2.100%, 03/20/2026	868,422
1,190,000	Kingdom of Denmark, 2.500%, 11/15/2016	223,461
5,150,000	Mex Bonos Desarr Fix Rate, Series M, 6.500%, 6/10/2021	435,090
670,000	Singapore, Government of, Sr. Unsecd. Note, 2.500%, 06/01/2019	568,571
3,520,000	Sweden, Government of, Series 1050, 3.000%, 7/12/2016	563,186
410,000	United Kingdom, Government of, 1.750%, 09/07/2022	609,566
75,000	United Mexican States, 6.625%, 03/03/2015	81,675
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	38,325
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $15,578,742)	14,792,195
	Mortgage-Backed Securities—0.1%
4,555	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	5,297
3,454	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	4,033
9,416	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	10,678
7,186	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	8,160
2,821	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	3,188
5,322	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	5,948
20,181	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	21,437
159	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	162
4,197	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	4,518
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	Mortgage-Backed Securities—continued
$8,201	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	$9,375
5,792	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	6,625
19,047	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	21,458
21,260	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	22,655
22,630	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	24,115
13,859	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	15,461
24,836	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	27,056
26,984	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	28,811
1,837	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,106
868	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,014
7,548	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	8,816
86	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	89
14,248	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	16,054
726	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	791
49	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	58
22,847	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	25,497
9,262	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	10,319
10,580	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	11,606
21,796	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	23,604
15,853	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	18,347
8,894	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	10,317
19,594	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	23,065
31,658	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	36,156
909	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,027
3,073	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	3,605
4,119	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,752
434	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	509
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Mortgage-Backed Securities—continued
$341		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	$396
8,133		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	9,405
6,868		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	7,987
1,233		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,428
9,045		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	10,519
7,656		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	8,774
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $411,266)	455,218
		MUNICIPAL—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	112,103
		U.S. Treasury—2.5%
2,736,655	[6]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,972,923
1,045,000	[6,7]	United States Treasury Bill, 0.000%, 6/13/2013	1,044,994
2,570,000	[6,7]	United States Treasury Bill, 0.000%, 6/6/2013	2,569,995
400,000	[6,7]	United States Treasury Bill, 0.000%, 8/1/2013	399,980
165,000	[6,7]	United States Treasury Bill, 0.000%, 8/22/2013	164,988
2,415,000	[6,7]	United States Treasury Bill, 0.000%, 8/29/2013	2,414,811
150,000	[6,7]	United States Treasury Bill, 0.000%, 8/8/2013	149,992
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,669,875)	9,717,683
		PURCHASED PUT Option—0.0%
344,328		Morgan Stanley AUD CALL/USD PUT (Call-Option), Strike Price $0.960, Expiration Date 6/6/2013 (IDENTIFIED COST $2,823)	1,683
		MUTUAL FUNDS—40.2%[8]
904,111		Emerging Markets Fixed Income Core Fund	30,936,932
725,363		Federated InterContinental Fund, Institutional Shares	36,333,411
72,756,493	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	72,756,493
523,036		Federated Project and Trade Finance Core Fund	5,115,289
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	MUTUAL FUNDS—continued[8]
1,542,189	High Yield Bond Portfolio	$10,409,779
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $151,240,458)	155,551,904
	TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $347,168,727)[10]	384,893,316
	OTHER ASSETS AND LIABILITIES - NET—0.5%[11]	1,792,947
	TOTAL NET ASSETS—100%	$386,686,263
At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1BIST 30 Short Futures	114	$1,206,405	June 2013	$454
1FTSE 100 Index Short Futures	33	$2,169,255	June 2013	$(90,854)
1FTSE/MIB Index Short Futures	29	$2,498,640	June 2013	$(185,227)
1KOSPI2 Index Short Futures	8	$1,049,200,000	June 2013	$(18,766)
1MEX Bolsa Index Short Futures	104	$43,216,160	June 2013	$17,040
1MSCI Singapore IX ETS Short Futures	16	$1,180,800	June 2013	$30,808
1OMX 30 Index Short Futures	153	$18,620,100	June 2013	$28,067
1SPI 200 Short Futures	15	$1,849,875	June 2013	$73,115
[1]United States Treasury Bonds Ultra Long Short Futures	20	$3,042,500	September 2013	$32,299
[1]United States Treasury Long Bond Short Futures	14	$1,960,438	September 2013	$26,257
[1]United States Treasury Notes 2-Year Short Futures	55	$12,107,734	September 2013	$13,626
[1]Amsterdam Index Long Futures	97	$7,051,900	June 2013	$(52,006)
1CAC40 10 Euro Long Futures	152	$5,990,320	June 2013	$6,678
1DAX Index Long Futures	33	$6,902,363	June 2013	$401,012
[1]Hang Seng Index Long Futures	14	$15,521,100	June 2013	$(21,173)
1IBEX 35 Index Long Futures	8	$665,624	June 2013	$(24,430)
Semi-Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]Mini MSCI Emerging Market Long Futures	159	$7,861,755	June 2013	$(376,589)
1MSCI Taiwan Index Long Futures	101	$2,980,510	June 2013	$(11,615)
[1]Russell 2000 Mini Long Futures	290	$28,509,900	June 2013	$1,767,553
1S&P/TSX 60 Index Long Futures	59	$8,559,720	June 2013	$284,326
1S&P MidCap 400 E-Mini Long Futures	2	$236,680	June 2013	$4,974
1S&P 500 Long Futures	18	$7,330,500	June 2013	$131,067
1SGX CNX Nifty Long Futures	212	$2,539,124	June 2013	$(11,236)
[1]Swiss Market Index Long Futures	9	$717,480	June 2013	$28,018
[1]Topix Index Long Futures	59	$668,175,000	June 2013	$599,490
[1]United States Treasury Notes 5-Year Long Futures	118	$14,444,859	September 2013	$(86,922)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,565,966
At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2013	188,000 Euro	$245,171	$(818)
6/4/2013	50,000 Euro	$65,286	$(298)
6/11/2013	180,000 Australian Dollar	$172,719	$(537)
6/17/2013	546,783 Australian Dollar	420,000 Euro	$(23,124)
6/17/2013	500,000 Australian Dollar	50,032,900 Japanese Yen	$(20,012)
6/17/2013	6,568,640 Mexican Peso	$519,240	$(5,831)
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
6/4/2013	50,000 Euro	$64,986	$(2)
6/4/2013	188,000 Euro	$243,554	$(799)
6/11/2013	180,000 Australian Dollar	$174,029	$1,847
6/17/2013	550,791 Australian Dollar	420,000 Euro	$19,292
6/17/2013	500,000 Australian Dollar	50,086,000 Japanese Yen	$20,541
6/17/2013	6,568,640 Mexican Peso	$516,098	$2,690
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(7,051)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $2,798,866, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2013, these liquid restricted securities amounted to $1,913,917, which represented 0.5% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Issuer in default.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	Affiliated holdings.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $347,168,055.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$124,869,182	$—	$—	$124,869,182
International	12,938,474	54,924,620	—	67,863,094
Debt Securities:
Commercial Mortgage-Backed Security	—	395,430	—	395,430
Asset-Backed Security	—	98,907	—	98,907
Collateralized Mortgage Obligations	—	3,673,617[2]	—	3,673,617
Corporate Bonds	—	7,207,480	154,820	7,362,300
Foreign Governments/Agencies	—	14,792,195	—	14,792,195
Mortgage-Backed Securities	—	455,218	—	455,218
Municipal	—	112,103	—	112,103
U.S. Treasury	—	9,717,683	—	9,717,683
Purchased Put Option	—	1,683	—	1,683
Mutual Funds	150,436,615	5,115,289	—	155,551,904
TOTAL SECURITIES	$288,244,271	$96,494,225	$154,820	$384,893,316
OTHER FINANCIAL INSTRUMENTS[3]	$2,565,966	$(7,051)	$—	$2,558,915
1	Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $995 of a security transferred from Level 3 to Level 2 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.68	$16.98	$16.87	$15.65	$13.11	$19.99
Income From Investment Operations:
Net investment income	0.11[1]	0.18[1]	0.20[1]	0.19[1]	0.29	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.36	1.74	0.08	1.05	2.52	(4.91)
TOTAL FROM INVESTMENT OPERATIONS	1.47	1.92	0.28	1.24	2.81	(4.51)
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.17)	(0.02)	(0.27)	(0.42)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—	(1.95)
TOTAL DISTRIBUTIONS	(0.41)	(0.22)	(0.17)	(0.02)	(0.27)	(2.37)
Net Asset Value, End of Period	$19.74	$18.68	$16.98	$16.87	$15.65	$13.11
Total Return[2]	8.02%	11.38%	1.62%	7.91%	21.84%	(25.39)%
Ratios to Average Net Assets:
Net expenses	1.15%[3]	1.22%	1.25%[4]	1.25%[4]	1.25%[4]	1.25%[4]
Net investment income	1.16%[3]	1.01%	1.14%	1.20%	2.00%	2.48%
Expense waiver/reimbursement[5]	0.11%[3]	0.07%	0.10%	0.21%	0.26%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,181	$185,414	$178,971	$135,002	$149,696	$125,373
Portfolio turnover	67%	85%	215%	184%	254%	190%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.24%, 1.24% and 1.25% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.46	$16.78	$16.69	$15.61	$13.09	$19.96
Income From Investment Operations:
Net investment income	0.03[1]	0.03[1]	0.06[1]	0.07[1]	0.15	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.35	1.72	0.08	1.03	2.55	(4.89)
TOTAL FROM INVESTMENT OPERATIONS	1.38	1.75	0.14	1.10	2.70	(4.63)
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.05)	(0.02)	(0.18)	(0.29)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—	(1.95)
TOTAL DISTRIBUTIONS	(0.34)	(0.07)	(0.05)	(0.02)	(0.18)	(2.24)
Net Asset Value, End of Period	$19.50	$18.46	$16.78	$16.69	$15.61	$13.09
Total Return[2]	7.60%	10.39%	0.80%	7.03%	20.86%	(25.97)%
Ratios to Average Net Assets:
Net expenses	1.97%[3]	2.05%	2.05%[4]	2.05%[4]	2.05%[4]	2.05%[4]
Net investment income	0.35%[3]	0.19%	0.33%	0.42%	1.23%	1.72%
Expense waiver/reimbursement[5]	0.11%[3]	0.07%	0.12%	0.21%	0.26%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,751	$28,853	$30,424	$14,541	$20,151	$21,637
Portfolio turnover	67%	85%	215%	184%	254%	190%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.04%, 2.04% and 2.05% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.40	$16.72	$16.62	$15.55	$13.04	$19.90
Income From Investment Operations:
Net investment income	0.04[1]	0.04[1]	0.06[1]	0.06[1]	0.18	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.33	1.71	0.09	1.03	2.51	(4.87)
TOTAL FROM INVESTMENT OPERATIONS	1.37	1.75	0.15	1.09	2.69	(4.61)
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.05)	(0.02)	(0.18)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—	(1.95)
TOTAL DISTRIBUTIONS	(0.34)	(0.07)	(0.05)	(0.02)	(0.18)	(2.25)
Net Asset Value, End of Period	$19.43	$18.40	$16.72	$16.62	$15.55	$13.04
Total Return[2]	7.59%	10.51%	0.90%	6.99%	20.86%	(25.98)%
Ratios to Average Net Assets:
Net expenses	1.92%[3]	1.98%	2.02%[4]	2.05%[4]	2.05%[4]	2.05%[4]
Net investment income	0.40%[3]	0.24%	0.36%	0.40%	1.18%	1.66%
Expense waiver/reimbursement[5]	0.11%[3]	0.07%	0.10%	0.17%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,189	$60,315	$52,187	$36,415	$28,278	$20,603
Portfolio turnover	67%	85%	215%	184%	254%	190%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04%, 2.04% and 2.05% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.62	$16.92	$16.81	$15.68	$13.13	$20.02
Income From Investment Operations:
Net investment income	0.07[1]	0.11[1]	0.12[1]	0.11[1]	0.26	0.30
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.35	1.73	0.09	1.04	2.50	(4.90)
TOTAL FROM INVESTMENT OPERATIONS	1.42	1.84	0.21	1.15	2.76	(4.60)
Less Distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.10)	(0.02)	(0.21)	(0.34)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—	(1.95)
TOTAL DISTRIBUTIONS	(0.37)	(0.14)	(0.10)	(0.02)	(0.21)	(2.29)
Net Asset Value, End of Period	$19.67	$18.62	$16.92	$16.81	$15.68	$13.13
Total Return[2]	7.78%	10.90%	1.23%	7.32%	21.30%	(25.76)%
Ratios to Average Net Assets:
Net expenses	1.55%[3]	1.65%	1.68%[4]	1.74%[4]	1.75%[4]	1.75%[4]
Net investment income	0.76%[3]	0.58%	0.71%	0.71%	1.41%	1.93%
Expense waiver/reimbursement[5]	0.11%[3]	0.07%	0.10%	0.14%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,735	$62,627	$54,878	$53,749	$47,254	$18,947
Portfolio turnover	67%	85%	215%	184%	254%	190%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68%, 1.73%, 1.74% and 1.75% for the years ended November 30, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,			Period Ended 11/30/2009[1]
		2012	2011	2010
Net Asset Value, Beginning of Period	$18.74	$17.04	$16.91	$15.65	$14.06
Income From Investment Operations:
Net investment income (loss)	0.14[2]	0.24[2]	0.24[2]	0.23[2]	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.36	1.74	0.10	1.05	1.56
TOTAL FROM INVESTMENT OPERATIONS	1.50	1.98	0.34	1.28	1.69
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.21)	(0.02)	(0.10)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.44)	(0.28)	(0.21)	(0.02)	(0.10)
Net Asset Value, End of Period	$19.80	$18.74	$17.04	$16.91	$15.65
Total Return[3]	8.15%	11.69%	1.99%	8.16%	12.07%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.94%	0.95%[5]	1.00%[5]	1.00%[4,5]
Net investment income	1.45%[4]	1.29%	1.40%	1.47%	1.91%[4]
Expense waiver/reimbursement[6]	0.11%[4]	0.07%	0.10%	0.19%	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,830	$35,929	$33,979	$12,421	$2,776
Portfolio turnover	67%	85%	215%	184%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95%, 0.99% and 1.00% for the years ended November 30, 2011, and 2010 and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $155,551,904 of investment in affiliated holdings (Note 5) (identified cost $348,168,727)		$384,893,316
Cash denominated in foreign currencies (identified cost $615,960)		612,075
Income receivable		819,768
Receivable for investments sold		1,829,593
Receivable for shares sold		164,832
Unrealized appreciation on foreign exchange contracts		44,370
Other receivables		3,679
TOTAL ASSETS		388,367,633
Liabilities:
Payable for investments purchased	$2,823
Payable for shares redeemed	428,533
Unrealized depreciation on foreign exchange contracts	51,421
Payable for daily variation margin	877,953
Income distribution payable	39,671
Payable for transfer and dividend disbursing agent fees and expenses	118,400
Payable for Directors'/Trustees' fees (Note 5)	1,585
Payable for distribution services fee (Note 5)	88,870
Payable for shareholder services fee (Note 5)	62,010
Accrued expenses (Note 5)	10,104
TOTAL LIABILITIES		1,681,370
Net assets for 19,667,682 shares outstanding		$386,686,263
Net Assets Consist of:
Paid-in capital		$338,653,741
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		40,301,890
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		7,723,687
Undistributed net investment income		6,945
TOTAL NET ASSETS		$386,686,263
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($185,181,342 ÷ 9,383,220 shares outstanding), no par value, unlimited shares authorized	$19.74
Offering price per share (100/94.50 of $19.74)	$20.89
Redemption proceeds per share	$19.74
Class B Shares:
Net asset value per share ($28,750,921 ÷ 1,474,749 shares outstanding), no par value, unlimited shares authorized	$19.50
Offering price per share	$19.50
Redemption proceeds per share (94.50/100 of $19.50)	$18.43
Class C Shares:
Net asset value per share ($65,189,161 ÷ 3,354,535 shares outstanding), no par value, unlimited shares authorized	$19.43
Offering price per share	$19.43
Redemption proceeds per share (99.00/100 of $19.43)	$19.24
Class R Shares:
Net asset value per share ($64,735,201 ÷ 3,291,816 shares outstanding), no par value, unlimited shares authorized	$19.67
Offering price per share	$19.67
Redemption proceeds per share	$19.67
Institutional Shares:
Net asset value per share ($42,829,638 ÷ 2,163,362 shares outstanding), no par value, unlimited shares authorized	$19.80
Offering price per share	$19.80
Redemption proceeds per share	$19.80
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Dividends (including $1,039,172 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $101,110)			$3,242,772
Interest			465,933
Investment income allocated from affiliated partnership (Note 5)			707,245
TOTAL INCOME			4,415,950
Expenses:
Investment adviser fee (Note 5)		$1,261,635
Administrative fee (Note 5)		148,783
Custodian fees		26,211
Transfer and dividend disbursing agent fees and expenses (Note 2)		379,429
Directors'/Trustees' fees (Note 5)		3,687
Auditing fees		14,713
Legal fees		4,215
Portfolio accounting fees		73,969
Distribution services fee (Note 5)		507,163
Shareholder services fee (Note 5)		342,646
Account administration fee (Note 2)		723
Share registration costs		40,225
Printing and postage		27,388
Insurance premiums (Note 5)		2,335
Miscellaneous (Note 5)		5,277
TOTAL EXPENSES		2,838,399
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(206,059)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(730)
TOTAL REIMBURSEMENTS		(206,789)
Net expenses			2,631,610
Net investment income			1,784,340
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $334,554 on sales of investments in affiliated holdings) (Note 5)	$15,476,371
Net realized gain on futures contracts	5,330,035
Net realized loss allocated from affiliated partnership (Note 5)	(131,855)
Realized gain distribution from affiliated investment company shares (Note 5)	59,813
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	3,632,629
Net change in unrealized depreciation of futures contracts	2,862,522
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	27,229,515
Change in net assets resulting from operations	$29,013,855
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,784,340	$2,896,786
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	20,734,364	14,072,865
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	6,495,151	21,452,432
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,013,855	38,422,083
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,161,265)	(2,271,341)
Class B Shares	(77,096)	(118,896)
Class C Shares	(175,283)	(221,782)
Class R Shares	(277,887)	(452,141)
Institutional Shares	(314,469)	(552,554)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(2,815,132)	—
Class B Shares	(449,540)	—
Class C Shares	(950,283)	—
Class R Shares	(970,113)	—
Institutional Shares	(581,958)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,773,026)	(3,616,714)
Share Transactions:
Proceeds from sale of shares	36,172,333	70,454,395
Net asset value of shares issued to shareholders in payment of distributions declared	7,410,645	3,413,034
Cost of shares redeemed	(51,276,055)	(85,972,923)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,693,077)	(12,105,494)
Change in net assets	13,547,752	22,699,875
Net Assets:
Beginning of period	373,138,511	350,438,636
End of period (including undistributed net investment income of $6,945 and $228,605, respectively)	$386,686,263	$373,138,511
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (formerly Federated Asset Allocation Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$158,480	$(448)	$723
Class B Shares	33,459	—	—
Class C Shares	58,560	(179)	—
Class R Shares	102,777	—	—
Institutional Shares	26,153	(103)	—
TOTAL	$379,429	$(730)	$723
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At May 31, 2013, the Fund had no outstanding swap contracts.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve exposure, duration and cash flows. Additionally, the Fund purchases and sells future contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $663,892,950 and $230,237,238, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. Further, the Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $29,954 and $27,576, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility and to produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2013, the Fund had no outstanding written option contracts.
The average market value of purchased put options contracts held by the Fund throughout the period was $240. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.00%, 1/28/2027	2/4/1998	$7,170	$1,006
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$883,943
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts			Payable for daily variation margin	$14,740*
Equity contracts			Payable for daily variation margin	$(2,580,706)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$44,370	Payable for foreign exchange contracts	$51,421
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$44,370		$(2,514,545)
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$16,814	$—	$—	$16,814
Equity contracts	5,313,221	—	—	5,313,221
Foreign exchange contracts	—	39,867	(85,475)	(45,608)
TOTAL	$5,330,035	$39,867	$(85,475)	$5,284,427
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Interest rate contracts	$(38,769)	$—	$—	$(38,769)
Equity contracts	2,901,291	—	—	2,901,291
Foreign exchange contracts	—	(7,051)	(1,140)	(8,191)
TOTAL	$2,862,522	$(7,051)	$(1,140)	$2,854,331
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	410,084	$7,857,857	1,136,462	$20,462,220
Shares issued to shareholders in payment of distributions declared	201,567	3,731,935	118,002	2,105,970
Shares redeemed	(1,154,736)	(22,127,853)	(1,866,035)	(33,730,914)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(543,085)	$(10,538,061)	(611,571)	$(11,162,724)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	72,281	$1,369,077	210,800	$3,787,396
Shares issued to shareholders in payment of distributions declared	27,469	497,862	6,506	111,306
Shares redeemed	(187,716)	(3,553,727)	(467,190)	(8,337,452)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(87,966)	$(1,686,788)	(249,884)	$(4,438,750)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	568,659	$10,716,017	1,197,071	$21,322,578
Shares issued to shareholders in payment of distributions declared	59,376	1,073,382	12,287	209,812
Shares redeemed	(550,952)	(10,428,892)	(1,052,693)	(18,657,178)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	77,083	$1,360,507	156,665	$2,875,212
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	545,962	$10,397,520	1,198,863	$21,506,256
Shares issued to shareholders in payment of distributions declared	66,912	1,229,153	25,219	444,589
Shares redeemed	(685,273)	(13,141,578)	(1,103,495)	(19,888,412)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(72,399)	$(1,514,905)	120,587	$2,062,433
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	304,239	$5,831,862	186,407	$3,375,945
Shares issued to shareholders in payment of distributions declared	47,089	878,313	30,148	541,357
Shares redeemed	(105,473)	(2,024,005)	(292,913)	(5,358,967)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	245,855	$4,686,170	(76,358)	$(1,441,665)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(380,512)	$(7,693,077)	(660,561)	$(12,105,494)
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $347,168,055. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $37,725,261. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,713,716 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,988,455.
At November 30, 2012, the Fund had a capital loss carryforward of $10,636,270 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$2,829,851	NA	$2,829,851
2016	$2,922,616	NA	$2,922,616
2017	$676,009	NA	$676,009
2018	$4,207,794	NA	$4,207,794
As a result of the tax-free transfer of assets from Federated Target ETF Fund 2015, Federated Target ETF Fund 2025, Federated Target ETF Fund 2035 and Federated Balanced Allocation Fund, certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2013, FIMCO earned a fee of $149,413.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$108,479
Class C Shares	237,878
Class R Shares	160,806
TOTAL	$507,163
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $57,137 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $8,227 in sales charges from the sale of Class A Shares. FSC also retained $814 of CDSC relating to redemptions of Class A Shares, $27,847 relating to redemptions of Class B Shares and $3,207 relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $999 of Service Fees for the six months ended May 31, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$228,247
Class B Shares	36,160
Class C Shares	78,239
TOTAL	$342,646
For the six months ended May 31, 2013, FSSC received $42,418 of fees paid by the Fund. For the six months ended May 31, 2013, the Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.23%, 2.04%, 1.98%, 1.66% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $206,059. Transactions involving the affiliated holdings during the six months ended May 31, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Inter- Continental Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	68,316	366,317	2,517,115	73,330,877	610,715	1,315,938	78,209,278
Purchases/Additions	1,014,026	359,046	12,581	149,963,790	14,570	226,251	151,590,264
Sales/ Reductions	(178,231)	—	(2,529,696)	(150,538,174)	(102,249)	—	(153,348,350)
Balance of Shares Held 5/31/2013	904,111	725,363	—	72,756,493	523,036	1,542,189	76,451,192
Value	$30,936,932	$36,333,411	$—	$72,756,493	$5,115,289	$10,409,779	$155,551,904
Dividend Income/ Allocated Investment Income	$707,245	$367,895	$129,802	$42,069	$125,649	$373,757	$1,746,417
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$(131,855)	$—	$—	$—	$16,866	$42,947	$(72,042)
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$203,336,616
Sales	$178,133,154
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,080.20	$5.96
Class B Shares	$1,000	$1,076.00	$10.20
Class C Shares	$1,000	$1,075.90	$9.94
Class R Shares	$1,000	$1,077.80	$8.03
Institutional Shares	$1,000	$1,081.50	$4.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.79
Class B Shares	$1,000	$1,015.11	$9.90
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,017.20	$7.80
Institutional Shares	$1,000	$1,020.59	$4.38
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.15%
Class B Shares	1.97%
Class C Shares	1.92%
Class R Shares	1.55%
Institutional Shares	0.87%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Global Allocation Fund (the “Fund”)
(formerly, Federated Asset Allocation Fund)
 Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Semi-Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
8080105 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013